Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Moderate Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 12	0.24% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 11,587,167,691
Holdings Count | Holding	247
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 11,587,167,691
Total number of portfolio holdings	247
Portfolio turnover for the reporting period	99%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Equity Risk	11.6%
Foreign Exchange Risk	5.7%
Interest Rate Risk	5.7%
Short
Equity Risk	30.3%
Foreign Exchange Risk	1.7%
Interest Rate Risk	0.8%
Asset Categories

Variable Portfolio – Managed Volatility Moderate Growth Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Managed Volatility Moderate Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 25	0.49% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 11,587,167,691
Holdings Count | Holding	247
Investment Company, Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 11,587,167,691
Total number of portfolio holdings	247
Portfolio turnover for the reporting period	99%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Exposure
Long
Equity Risk	11.6%
Foreign Exchange Risk	5.7%
Interest Rate Risk	5.7%
Short
Equity Risk	30.3%
Foreign Exchange Risk	1.7%
Interest Rate Risk	0.8%
Asset Categories

[1]	Annualized.